Capital Management - Additional Information (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) CreditFacility	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Number of revolving credit facilities | CreditFacility	2
Percentage of debt-to-capitalization covenant	50.00%
Debt to-capitalization ratio	25.00%	32.00%
Debt-to-EBITDA ratio	1.1	2.5
Debt-to-adjusted EBITDA ratio	1.1	2.4
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted Debt to debt-plus-equity ratio	30.00%
Targeted Debt-to-EBITDA ratio	2.5
Revolving credit facilities one [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing capacity under revolving credit facilities	$ 3.0
Revolving credit facilities two [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing capacity under revolving credit facilities	$ 1.2